Unaudited Condensed Consolidated Interim Statement of Changes in Equity Statement - GBP (£) £ in Thousands		Total		Share capital	Share premium account	Share-based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve
Beginning balance at Jan. 31, 2017		£ (3,493)		£ 618	£ 46,420	£ 5,136	£ (1,943)	£ 19,993	£ 50	£ (73,767)
Profit for the period	[1]	(8,907)								(8,907)
Currency translation adjustment		(5)	[2]						(5)	0
Total comprehensive profit for the period	[1]	(8,912)							(5)	(8,907)
New share capital issued		14,931		84	14,847
Transaction costs on share capital issued		(1,428)			(1,428)
New share capital issued from exercise of warrants		10		1	9
Share options exercised		392		3	389
Share-based payment		1,309				1,309
Ending balance at Oct. 31, 2017	[1]	2,809		706	60,237	6,445	(1,943)	19,993	45	(82,674)
Beginning balance (Previously stated) at Jan. 31, 2018		9,875		736	60,237	6,743	3,027	19,993	37	(80,898)
Beginning balance (Change in accounting policy (full retrospective application IFRS 15)) at Jan. 31, 2018		(13,059)								(13,059)
Beginning balance at Jan. 31, 2018	[1]	(3,184)	[3]	736	60,237	6,743	3,027	19,993	37	(93,957)
Profit for the period		12,686								12,686
Currency translation adjustment		25							25	0
Total comprehensive profit for the period		12,711							25	12,686
New share capital issued		15,000		83	14,917
Transaction costs on share capital issued		(858)			(858)
Share options exercised		102		4	98
Share-based payment		4,263				4,263
Ending balance at Oct. 31, 2018		£ 28,034		£ 823	£ 74,394	£ 11,006	£ 3,027	£ 19,993	£ 62	£ (81,271)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’